UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis     New York, New York   Dated: February 14, 2008.



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $107,776
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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
                                                  FORM 13F INFORMATION TABLE

                                             Value      Shares/  Sh/  Put/ Invstmt Other   Voting Authority
  Name of Issuer   Title of Class   CUSIP    (x$1000)   PrnAmt   Prn  Call Discret Mngrs   Sole Shared None



ACTIVE POWER INC          COM      00504W100     3,656  1,661,786   SH         Sole      1,661,786
CAPSTONE TURBINE CORP    COM       14067D102     8,649  5,305,832   SH         Sole      5,305,832
CITIGROUP INC            COM       172967101       593     20,130   SH         Sole         20,130
CYBERONICS INC            COM      23251P102    15,810  1,201,373   SH         Sole      1,201,373
GENVEC INC                COM      37246C109     4,959  3,373,403   SH         Sole      3,373,403
MIDDLEBRK PHARMCTCL      COM       596087106     5,839  4,865,709   SH         Sole      4,865,709
NETLOGIC MICROSSTMS      COM       64118B100       817     25,358   SH         Sole         25,358
NITROMED INC              COM      654798503     5,430  5,376,566   SH         Sole      5,376,566
SENOMYX INC              COM       81724Q107     1,559    208,155   SH         Sole        208,155
TEMPLETON DRAGON FD      COM       88018T101    11,439    370,190   SH         Sole        370,190
TERCICA INC              COM       88078L105    20,455  3,016,987   SH         Sole      3,016,987
VANDA PHARMACEUTCLS      COM       921659108     3,856    560,396   SH         Sole        560,396
VERENIUM CORPORATION      COM      92340P100    24,715  4,952,934   SH         Sole      4,952,934




